Segment and Related Information - Balance Sheet Data (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 12,862	$ 10,760
Operating Segments | East
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,549	10,468
Operating Segments | West
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,283	0
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 30	$ 292